Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement
10.	Fair Value Measurement
The following tables present the Company’s fair value hierarchy for its financial instruments that are measured at fair value on a recurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Long-term liabilities
Public warrants	$5,060	$—	$—	$5,060
Private Placement warrants	—	6,422	—	6,422
Contingent Earnout liability	—	—	11,369	11,369

	$5,060	$6,422	$11,369	$22,851

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Long-term liabilities
EIB warrant liability	$—	$—	$4,007	$4,007

Public Warrants
The fair value of the Public Warrants is based on quoted market prices and is classified as a Level 1 financial instrument.
Private Placement Warrants
The fair value of the Private Warrants is estimated using the Black-Scholes model with inputs that include the Company’s stock price in an actively traded market, making this fair value classified as a Level 2 financial instrument. The other significant assumptions used in the model are the exercise price, expected term, volatility, interest rate, and dividend yield.
The table below quantifies the significant inputs used for the Private Warrants:

	December 31,	August 16,
	2021	2021
Fair value of the Company’s common stock	$3.38	$9.93
Exercise price	$11.50	$11.50
Risk-free interest rate	1.26%	0.75%
Expected volatility factor	70.0%	22.0%
Expected dividend yield	—%	—%
Remaining contractual term (in years)	4.6	5.0
Contingent Earnout Liability
The estimated fair value of the contingent earnout liability was determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over the Earnout Period (Note 3) prioritizing the most reliable information available. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones, including the current price of the Company’s common stock, expected volatility, risk-free rate, expected term and dividend rate.
The table below quantifies the significant inputs used for the Contingent Earnout Liability:

	December 31,	August 16,
	2021	2021
Fair value of the Company’s common stock	$3.38	$9.93
Risk-free interest rate	1.26%	0.75%
Expected volatility factor	70.0%	70.0%
Expected dividend yield	—%	—%
Remaining contractual term (in years)	0.004	0.004
EIB Warrant Liabilities
The warrant liability in the tables above consisted of the fair value of warrants to purchase the Company’s common stock at a price of $0.0001 per share (or redeem for cash) and preferred stock and was based on the significant inputs not observable in the market, which prior to the Merger represented a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the stock warrants utilized the Black-Scholes option-pricing model, which incorporates assumptions and estimates to value the stock warrants. Changes in the fair value of the stock warrants are recognized in Other income (expense), net in the Consolidated Statements of Operations.
The quantitative inputs utilized in the fair value measurement of the stock warrant liability include the fair value per share of the Company’s common stock, the remaining contractual term of the warrants, risk-free interest rate, expected dividend yield and expected volatility of the price of the Company’s common stock. Prior to the Merger, the Company determined the fair value per share of the Company’s common and preferred stock using a hybrid valuation method that utilized a combination of an option pricing model method and the Probability-Weighted Expected Return Method (“PWERM”). The PWERM is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values, assuming various outcomes. As the probability of the Merger closing increased, the fair value of the EIB warrant liability increased as of the date of the exercise. The risk-free interest rate is based on a treasury instrument for which the term is consistent with the expected life of the warrants. As there was no public market for the Company’s common and preferred stock, the Company determined the expected volatility for warrants granted based on an analysis of reported data for a peer group of companies.
After the Merger, the EIB warrant liabilities moved from Level 3 to Level 2, as a result of the Company’s common stock now being traded on the New York Stock Exchange, until the date of settlement.
In November 2021, EIB warrants were settled for a cash amount of $19,942. As of December 31, 2021 no EIB warrants remained outstanding. The table below quantifies the inputs used for the EIB warrants:

	December 31,
	2021	2020
Fair value of the Company’s common stock	$—	$4.19
Risk-free interest rate	—%	0.13%
Expected volatility factor	—%	68.4%
Remaining contractual term (in years)	—	4.7
The following table provides a roll-forward of the aggregate fair values of the Level 3 financial instruments:

	Contingent Earnout Liability	Contingent Interest Embedded Derivative	Warrant Liability
Fair value at December 31, 2019	$—	$—	$197
Issuance of warrants to EIB	—	—	3,612
Change in fair value	—	—	198

Fair value at December 31, 2020	—	—	4,007
Issuance of warrants to Silicon Valley Bank	—	—	308
Conversion of Silicon Valley Bank warrants to common stock	—	—	(308)
Exercise of Series C preferred warrants	—	—	(891)
Contingent interest embedded derivative recognized relating to the FP Term Loan agreement	—	8,922	—
Contingent interest embedded derivative derecognized upon the execution of the FP amendment	—	(8,922)	—
Contingent earnout liability recognized upon the closing of the reverse recapitalization	78,395	—	—
Change in fair value included in other income (expense), net	(67,026)	—	19,466
Transferred to Level 2 upon the closing of the reverse recapitalization	—	—	(22,582)

Fair value at December 31, 2021	$11,369	$—	$—

During the year ended December 31, 2021, the Company issued 32,412 warrants at a fair value of $308 to Silicon Valley Bank with an exercise price of $1.60. The warrants allow the holder to acquire the Company’s common stock. Silicon Valley Bank exercised the Series C warrants and they were converted into common stock upon the Closing.
Certain holders of Series C preferred stock exercised their warrants at a nominal amount to purchase 146,919 shares of the Company’s common stock at a fair value of $891 during the year ended December 31, 2021.
Based on the recent rounds of debt financing during the years ended December 31, 2021 and 2020 and the terms of those debt agreements, current market conditions and the Company’s financial condition, the carrying amounts for Long-term debt and Convertible notes payable approximate fair value. The carrying amounts reported on the Consolidated Balance Sheets of other assets and liabilities which are considered to be financial instruments approximate fair value based on their short-term nature and current market indicators are classified as Level 3.
Warrant Equity
The following tables present the Company’s fair value hierarchy for its warrants classified as equity that are measured at fair value on a nonrecurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

The warrant liability in the table above classified as equity was recorded at fair value on the date of issuance and is not remeasured. The fair value of warrants was based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the stock warrants utilized the Black-Scholes option-pricing model, which incorporates assumptions and estimates to value the stock warrants.